UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2003
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    96
Form 13F Information Table Value Total:    $97,748
List of Other Included Managers:
No.  13F File Number      Name

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
Item 6:     Item 8:
Item 1: Item 2: Item 3: Item 4: Item 5: Investment Discr Item 7:  Voting Authority
Name of Issuer Title of Class  CUSIP   Fair Market Shares or (b) Shared- Managers (Shares)
Number    Value    Principal (a) Sole  As Defined (c) ShareSee Instr (a) Sol (b) Shar(c) None
Amount  in Instr. Other
3M Co.                     Common           88579Y101      422.6     3,250     3,250
         3,250
Abbott Laboratories        Common           002824100    1,463.3    38,906    38,906
                38,906
Altera Corp.               Common           021441100      360.8    26,650    26,650
          26,650
American Int'l Group       Common           026874107      868.2    17,558    17,558
               17,558
Amgen Inc.                 Common           031162100    1,132.9    19,686    19,686
            19,686
Anthracite Cap Inc.        Common           037023108      643.8    56,275    56,275
              56,275
AOL Time Warner            Common           00184A105    1,207.1   111,150   111,150
                   111,150
Applera Corp - App. Bio GrpCommon           038020103    1,619.6   102,310   102,310
                       102,310
Arbitron, Inc.             Common           03875Q108      247.3     7,800     7,800
          7,800
Asyst Technologies         Common           04648X107      477.6    88,110    88,110
                88,110
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,057.7    38,885    38,885
               38,885
Avalon Bay Communities, IncCommon           053484101    1,230.6    33,350    33,350
                       33,350
Avery Dennison             Common           053611109    1,699.9    28,974    28,974
              28,974
BB&T Corp                  Common           054937107    1,225.4    38,989    38,989
              38,989
BP PLC - Spon ADR          Common           055622104      702.3    18,198    18,198
                   18,198
Bristol-Meyers Squibb      Common           110122108      284.4    13,461    13,461
                13,461
Caremark RX Inc.           Common            141705103     991.4    54,625    54,625
               54,625
Cedar Fair                 Dep. Unit        150185106    3,790.2   151,850   151,850
         151,850
Cisco Systems              Common           17275R102    2,438.1   187,834   187,834
              187,834
CitiGroup Inc.             Common           172967101      817.5    23,731    23,731
           23,731
Comcast Corp. CL A         CL A             200300101    1,210.5    44,035    44,035
               44,035
Corinthian Colleges, Inc.  Common           218868107      704.8    17,844    17,844
                17,844
Credence Systems           Common           225302108      258.5    38,020    38,020
               38,020
Dell Computer Corp.        Common            247025109     773.6    28,325    28,325
                28,325
Developers Diversified RealCommon            251591103   1,611.4    66,725    66,725
                   66,725
Dow Chemical               Common           260543103      483.6    17,516    17,516
             17,516
Drexler Technology Corp.   Common            261876106   2,321.8   160,125   160,125
                     160,125
Duke Energy Corp.          Common            264399106   1,300.2    89,425    89,425
                 89,425
Duke Realty Corp.          Common           264411505    1,836.0    68,050    68,050
                68,050
Electro Scientific Ind.    Common           285229100      278.0    22,135    22,135
             22,135
Emerson Electric           Common           291011104      205.7     4,535     4,535
            4,535
Emerson Electric           Common           291011104      205.7     4,535     4,535
            4,535
Equity Residential Prop. TrSh.Ben.Int       29476L107      201.0     8,350     8,350
                8,350
Estee Lauder Co. - CL A    CL A              518439104   1,763.9    58,100    58,100
                58,100
Expeditors Int'l Wash.     Common           302130109    1,555.2    43,259    43,259
                43,259
Exxon Mobil Corp.          Common           30231G102    2,796.9    80,027    80,027
                 80,027
Fifth Third Bancorp        Common           316773100      357.1     7,110     7,110
             7,110
First Niagara Financial GrpCommon           33582V108      153.4    13,050    13,050
                  13,050
Fleet Boston Corp.         Common           33901A108      274.6    11,500    11,500
               11,500
General Electric           Common           369604103    2,503.8    98,190    98,190
            98,190
Genzyme                    Common           372917104    1,345.7    36,920    36,920
           36,920
Gilead Sciences Inc.       Common           375558103    1,881.6    44,810    44,810
               44,810
Henry (Jack) & Assoc., Inc.Common           426281101      129.7    12,250    12,250
                   12,250
Home Depot                 Common           437076102      212.5     8,722     8,722
            8,722
IBM                        Common           459200101      203.6     2,596     2,596
      2,596
Illinois Tool Works        Common           452308109    2,291.8    39,412    39,412
               39,412
Intel                      Common           458140100    1,335.4    82,027    82,027
      82,027
Iomed, Inc.                Common           462028101       14.6    10,000    10,000
        10,000
J.P. Morgan Chase & Co.    Common           46625H100      221.7     9,351     9,351
                   9,351
Johnson & Johnson          Common           478160104      314.6     5,436     5,436
               5,436
Kaneb Pipe Line Partners, LSr Pref Unit      484169107   1,756.7    47,775    47,775
                  47,775
KeyCorp                    Common           493267108      204.3     9,056     9,056
         9,056
King Pharmaceuticals Inc.  Common            495582108     976.9    81,890    81,890
                  81,890
Liberty Media Corp - A     Common            530718105   1,512.8   155,475   155,475
                   155,475
Markwest Energy Partners L.Unit L.P. Int.    570759100     372.9    14,625    14,625
                   14,625
Matria Healthcare Inc.     Common           576817100      455.1    46,681    46,681
               46,681
Maxim Integrated Products  Common           57772K101      342.8     9,491     9,491
                    9,491
McDonald's                 Common            580135101   1,400.1    96,825    96,825
            96,825
Medtronic Inc.             Common           585055106    1,519.4    33,675    33,675
            33,675
Merck                      Common           589331107    1,142.8    20,862    20,862
         20,862
MFS Multimarket Income TrusSh.Ben.Int        552737108     186.9    30,533    30,533
                      30,533
Microsoft                  Common           594918104    3,045.6   125,799   125,799
           125,799
National City Corp.        Common           635405103      232.9     8,362     8,362
             8,362
Neogen                     Common           640491106    4,135.6   298,600   298,600
          298,600
Nortel Networks Corp.      Common           656569100       75.4    36,270    36,270
                 36,270
Northrop Grumman Corp.     Common            666807102   1,830.2    21,331    21,331
                      21,331
Omnicom Group Inc.         Common           681919106    1,738.5    32,093    32,093
                  32,093
Penn Virginia Resource PtnrCommon            707884102     740.1    30,900    30,900
                   30,900
PetsMart Inc.              Common            716768106     167.6    13,300    13,300
           13,300
Pfizer, Inc.               Common           717081103    2,410.6    77,363    77,363
        77,363
Plato Learning, Inc.       Common           72764Y100      359.1    80,163    80,163
              80,163
PNC Financial Serv. Group  Common           693475105      233.1     5,500     5,500
                   5,500
Power Integrations, Inc.   Common            739276103     420.7    20,295    20,295
                20,295
Procter & Gamble           Common           742718109    1,346.0    15,115    15,115
                15,115
Progressive Corp.          Common            743315103     234.3     3,950     3,950
            3,950
Proxim Corp. CL A          CL A              744283102      10.8    18,000    18,000
            18,000
Royal Dutch Petroleum      Common           780257804    1,640.9    40,268    40,268
                   40,268
Sovereign Bancorp          Common           845905108    2,503.4   180,751   180,751
                 180,751
Stericycle Inc.            Common            858912108     308.2     8,200     8,200
         8,200
Steris Corp.               Common           859152100    1,497.0    57,225    57,225
          57,225
Suntrust Bks Inc           Common           867914103      247.5     4,700     4,700
            4,700
Symyx Technologies, inc.   Common           87155S108      877.7    58,475    58,475
                  58,475
Thermo Electron Corp.      Common           883556102      366.1    20,225    20,225
                  20,225
TJX Companies, Inc.        Common           872540109    2,028.1   115,235   115,235
                  115,235
Templeton Global Inc.Fund  Common           880198106      566.1    73,239    73,239
                    73,239
TYCO International Ltd.    Common           902124106    1,226.1    95,340    95,340
                   95,340
Ventana Medical Systems    Common           92276H106      877.4    43,850    43,850
                    43,850
Verizon Communications     Common           92343V104      468.9    13,264    13,264
                     13,264
Viacom Inc. - Cl B         CL B             925524308    1,070.9    29,325    29,325
           29,325
Viasys Healthcare Inc.     Common           92553Q209    1,568.9   112,063   112,063
                  112,063
Vornado Realty Trust       Sh.Ben.Int        929042109     219.6     6,135     6,135
              6,135
Walgreen                   Common           931422109      289.5     9,820     9,820
         9,820
Washington Mutual, Inc.    Common            939322103   1,332.2    37,772    37,772
                   37,772
Wells Fargo Company        Common            949740104   1,503.7    33,423    33,423
                   33,423
Wyeth                      Common            983024100     497.3    13,150    13,150
        13,150
Xilinx inc.                Common            983919101     379.2    16,200    16,200
       16,200

13F REPORT  1STQ 2003                       GRAND TOTAL  97,747.9




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